Segment and Geographic Information - Net Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of net revenues by geographic area
Net revenues	$ 74,594	$ 47,200	$ 24,743	$ 33,508	$ 57,902	$ 61,095	$ 46,001	$ 32,556	$ 180,045	$ 197,554	$ 172,808
Latin America
Summary of net revenues by geographic area
Net revenues									68,871	68,241	24,090
North America
Summary of net revenues by geographic area
Net revenues									44,474	48,120	38,005
Europe
Summary of net revenues by geographic area
Net revenues									31,077	44,930	41,674
Asia Pacific
Summary of net revenues by geographic area
Net revenues									17,817	18,896	16,226
Africa
Summary of net revenues by geographic area
Net revenues									10,837	6,837	41,417
Middle East
Summary of net revenues by geographic area
Net revenues									5,526	2,308	9,467
Commonwealth of Independent States
Summary of net revenues by geographic area
Net revenues									$ 1,443	$ 8,222	$ 1,929